Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The table below summarizes Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2018 and 2017, as listed below:

2018	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Serbian dinar	Romanian lei	British pound	Brazilian real
(Amounts in thousands)	$	$	€	TRY	¥	din	lei	£	R$

Cash and cash equivalents	19,030	433	6,861	2,664	72	8,848	1,904	923	4,539
Marketable securities	3,509	—	—	—	—	—	—	—	—
Accounts receivable and other	23,672	3	15,552	54,772	—	8,386	4,487	—	9,970
Accounts payable and accrued liabilities	(102,027)	(7)	(34,488)	(44,516)	—	(1,004)	(2,286)	—	(2,941)
Other non-current liability	(10,064)	—	(9,191)	(15,877)	—	—	—	—	—
Net balance	(65,880)	429	(21,266)	(2,957)	72	16,230	4,105	923	11,568

Equivalent in U.S. dollars	$(48,292)	$302	$(24,334)	$(562)	$11	$157	$1,010	$1,180	$2,982

2017	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Serbian Dinar	Romanian lei	British pound	Brazilian real
(Amounts in thousands)	$	$	€	TRY	¥	din	lei	£	R$

Cash and cash equivalents	18,280	482	13,030	4,965	77	4,845	9,730	366	15,991
Marketable securities	6,286	—	—	—	—	—	—	—	—
Accounts receivable and other	13,706	4	24,508	60,111	—	43,157	7,542	—	12,547
Accounts payable and accrued liabilities	(30,900)	(42)	(45,751)	(50,099)	—	(9,000)	(6,174)	—	(5,559)
Other non-current liability	(1,269)	—	(6,516)	(17,999)	—	—	—	—	—
Net balance	6,103	444	(14,729)	(3,022)	77	39,002	11,098	366	22,979

Equivalent in U.S. dollars	$4,865	$347	$(17,664)	$(802)	$12	$394	$2,874	$495	$6,946